Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Entity Central Index Key	0000820892
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000015208 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Value Fund
Class Name	Class A Shares
Trading Symbol	FFEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$110	0.96%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.96%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Value Fund returned 28.86% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by out‑of‑benchmark positions in Broadcom Inc. and Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection and an overweight to the industrials sector, led by an overweight to Westinghouse Air Brake Technologies Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Humana Inc. and Merck & Co., Inc.

»   Security selection and an underweight to the financials sector, including lack of exposure to JPMorgan Chase & Co.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. and Prologis, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	28.86%	8.63%	8.08%

Class A Shares at maximum sales charge (Offering Price)	21.43%	7.34%	7.45%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%

Lipper Equity Income Funds Classification Average	29.34%	10.27%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,258,003,639
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 19,386,443
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$3,258,003,639

Total number of portfolio holdings	77

Portfolio turnover (%)	79%

Total management fees paid for the year	$19,386,443

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015210 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Value Fund
Class Name	Class C Shares
Trading Symbol	FFECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$195	1.71%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.71%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Value Fund returned 27.98% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by out‑of‑benchmark positions in Broadcom Inc. and Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection and an overweight to the industrials sector, led by an overweight to Westinghouse Air Brake Technologies Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Humana Inc. and Merck & Co., Inc.

»   Security selection and an underweight to the financials sector, including lack of exposure to JPMorgan Chase & Co.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. and Prologis, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	27.98%	7.82%	7.43%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%

Lipper Equity Income Funds Classification Average	29.34%	10.27%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,258,003,639
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 19,386,443
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$3,258,003,639

Total number of portfolio holdings	77

Portfolio turnover (%)	79%

Total management fees paid for the year	$19,386,443

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000123980 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Value Fund
Class Name	Class R6 Shares
Trading Symbol	FFEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$71	0.62%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.62%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Value Fund returned 29.28% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by out‑of‑benchmark positions in Broadcom Inc. and Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection and an overweight to the industrials sector, led by an overweight to Westinghouse Air Brake Technologies Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Humana Inc. and Merck & Co., Inc.

»   Security selection and an underweight to the financials sector, including lack of exposure to JPMorgan Chase & Co.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. and Prologis, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	29.28%	9.01%	8.47%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%

Lipper Equity Income Funds Classification Average	29.34%	10.27%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,258,003,639
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 19,386,443
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$3,258,003,639

Total number of portfolio holdings	77

Portfolio turnover (%)	79%

Total management fees paid for the year	$19,386,443

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015212 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Value Fund
Class Name	Class I Shares
Trading Symbol	FAQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$81	0.71%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.71%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Value Fund returned 29.19% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by out‑of‑benchmark positions in Broadcom Inc. and Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection and an overweight to the industrials sector, led by an overweight to Westinghouse Air Brake Technologies Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Humana Inc. and Merck & Co., Inc.

»   Security selection and an underweight to the financials sector, including lack of exposure to JPMorgan Chase & Co.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. and Prologis, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	29.19%	8.88%	8.35%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%

Lipper Equity Income Funds Classification Average	29.34%	10.27%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,258,003,639
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 19,386,443
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$3,258,003,639

Total number of portfolio holdings	77

Portfolio turnover (%)	79%

Total management fees paid for the year	$19,386,443

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015111 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Growth Opportunities Fund
Class Name	Class A Shares
Trading Symbol	FRSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Growth Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$132	1.15%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.15%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Opportunities Fund returned 29.53% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in industrials, led by an out‑of‑benchmark position in MasTec, Inc. and an overweight to Axon Enterprise Inc.

»   Security selection in communication services, led by an overweight to Trade Desk, Inc.

•  Top detractors from relative performance

»   Security selection and an overweight in health care, including an overweight to Inspire Medical Systems, Inc. and out‑of‑benchmark positions in argenx SE and Lantheus Holdings Inc.

»   Security selection in information technology, including an overweight to Five9, Inc. and an underweight to Palantir Technologies Inc.

»   Security selection in financials, including an out‑of‑benchmark position in FirstCash Holdings, Inc. and an overweight to Everest Group, Ltd.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	29.53%	8.12%	7.98%

Class A Shares at maximum sales charge (Offering Price)	22.07%	6.85%	7.34%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Growth Index	38.67%	11.46%	11.19%

Lipper Mid‑Cap Growth Funds Classification Average	33.43%	9.59%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 181,281,098
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,471,403
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$181,281,098

Total number of portfolio holdings	65

Portfolio turnover (%)	58%

Total management fees paid for the year	$1,471,403

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000123979 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Growth Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	FMEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Growth Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$94	0.82%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.82%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Opportunities Fund returned 30.03% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in industrials, led by an out‑of‑benchmark position in MasTec, Inc. and an overweight to Axon Enterprise Inc.

»   Security selection in communication services, led by an overweight to Trade Desk, Inc.

•  Top detractors from relative performance

»   Security selection and an overweight in health care, including an overweight to Inspire Medical Systems, Inc. and out‑of‑benchmark positions in argenx SE and Lantheus Holdings Inc.

»   Security selection in information technology, including an overweight to Five9, Inc. and an underweight to Palantir Technologies Inc.

»   Security selection in financials, including an out‑of‑benchmark position in FirstCash Holdings, Inc. and an overweight to Everest Group, Ltd.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	30.03%	8.48%	8.37%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Growth Index	38.67%	11.46%	11.19%

Lipper Mid‑Cap Growth Funds Classification Average	33.43%	9.59%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 181,281,098
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,471,403
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$181,281,098

Total number of portfolio holdings	65

Portfolio turnover (%)	58%

Total management fees paid for the year	$1,471,403

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015115 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Growth Opportunities Fund
Class Name	Class I Shares
Trading Symbol	FISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Growth Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$103	0.90%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Opportunities Fund returned 29.92% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in industrials, led by an out‑of‑benchmark position in MasTec, Inc. and an overweight to Axon Enterprise Inc.

»   Security selection in communication services, led by an overweight to Trade Desk, Inc.

•  Top detractors from relative performance

»   Security selection and an overweight in health care, including an overweight to Inspire Medical Systems, Inc. and out‑of‑benchmark positions in argenx SE and Lantheus Holdings Inc.

»   Security selection in information technology, including an overweight to Five9, Inc. and an underweight to Palantir Technologies Inc.

»   Security selection in financials, including an out‑of‑benchmark position in FirstCash Holdings, Inc. and an overweight to Everest Group, Ltd.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	29.92%	8.39%	8.25%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Growth Index	38.67%	11.46%	11.19%

Lipper Mid‑Cap Growth Funds Classification Average	33.43%	9.59%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 181,281,098
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,471,403
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$181,281,098

Total number of portfolio holdings	65

Portfolio turnover (%)	58%

Total management fees paid for the year	$1,471,403

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015168 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Select Fund
Class Name	Class A Shares
Trading Symbol	EMGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$142	1.22%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.22%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Select Fund returned 33.25% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to Q2 Holdings, Inc., Commvault Systems, Inc. and Semtech Corporation.

»   Security selection in the financials sector, led by an out‑of‑benchmark position in Evercore Inc. and an overweight to Piper Sandler Companies.

»   Security selection in the industrials sector, led by overweights to Atmus Filtration Technologies, Inc. and SPX Technologies, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including overweights to Dana Incorporated, Topgolf Callaway Brands Corp. and Arhaus, Inc.

»   Security selection in the health care sector, including overweights to AtriCure, Inc., Progyny Inc. and SI‑BONE, Inc.

»   An overweight to Array Technologies Inc. in the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	33.25%	10.45%	9.15%

Class A Shares at maximum sales charge (Offering Price)	25.54%	9.15%	8.50%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Index	34.07%	8.50%	7.94%

Lipper Small‑Cap Core Funds Classification Average	30.01%	9.31%	7.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 144,686,098
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 965,069
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$144,686,098

Total number of portfolio holdings	89

Portfolio turnover (%)	56%

Total management fees paid for the year	$965,069

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000199174 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Select Fund
Class Name	Class R6 Shares
Trading Symbol	ASEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$99	0.85%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.85%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Select Fund returned 33.72% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to Q2 Holdings, Inc., Commvault Systems, Inc. and Semtech Corporation.

»   Security selection in the financials sector, led by an out‑of‑benchmark position in Evercore Inc. and an overweight to Piper Sandler Companies.

»   Security selection in the industrials sector, led by overweights to Atmus Filtration Technologies, Inc. and SPX Technologies, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including overweights to Dana Incorporated, Topgolf Callaway Brands Corp. and Arhaus, Inc.

»   Security selection in the health care sector, including overweights to AtriCure, Inc., Progyny Inc. and SI‑BONE, Inc.

»   An overweight to Array Technologies Inc. in the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (2/28/18)

Class R6 Shares at NAV	33.72%	10.88%	9.25%

Russell 3000® Index	37.86%	14.60%	13.05%

Russell 2000® Index	34.07%	8.50%	7.20%

Lipper Small‑Cap Core Funds Classification Average	30.01%	9.31%	7.60%

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 144,686,098
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 965,069
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$144,686,098

Total number of portfolio holdings	89

Portfolio turnover (%)	56%

Total management fees paid for the year	$965,069

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015172 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Select Fund
Class Name	Class I Shares
Trading Symbol	ARSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$112	0.96%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.96%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Select Fund returned 33.60% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to Q2 Holdings, Inc., Commvault Systems, Inc. and Semtech Corporation.

»   Security selection in the financials sector, led by an out‑of‑benchmark position in Evercore Inc. and an overweight to Piper Sandler Companies.

»   Security selection in the industrials sector, led by overweights to Atmus Filtration Technologies, Inc. and SPX Technologies, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including overweights to Dana Incorporated, Topgolf Callaway Brands Corp. and Arhaus, Inc.

»   Security selection in the health care sector, including overweights to AtriCure, Inc., Progyny Inc. and SI‑BONE, Inc.

»   An overweight to Array Technologies Inc. in the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	33.60%	10.75%	9.42%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Index	34.07%	8.50%	7.94%

Lipper Small‑Cap Core Funds Classification Average	30.01%	9.31%	7.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 144,686,098
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 965,069
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$144,686,098

Total number of portfolio holdings	89

Portfolio turnover (%)	56%

Total management fees paid for the year	$965,069

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015126 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value 1 Fund (Formerly known as Nuveen Mid Cap Value Fund)
Class Name	Class A Shares
Trading Symbol	FASEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value 1 Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$129	1.14%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.14%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value 1 Fund returned 25.98% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an overweight to Parker-Hannifin Corporation.

»   An overweight to Jefferies Financial Group Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to VeriSign, Inc.

»   Security selection in the real estate sector, including an overweight to Invitation Homes, Inc. And an out‑of‑benchmark position in Apple Hospitality REIT Inc.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Option Care Health Inc. and overweights to Humana Inc. and Jazz Pharmaceuticals Public Limited Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	25.98%	10.42%	8.81%

Class A Shares at maximum sales charge (Offering Price)	18.73%	9.12%	8.17%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Value Index	34.03%	9.93%	8.43%

Lipper Mid‑Cap Value Funds Classification Average	28.70%	10.00%	8.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 444,497,977
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 3,405,899
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$444,497,977

Total number of portfolio holdings	71

Portfolio turnover (%)	20%

Total management fees paid for the year	$3,405,899

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Mid Cap Value Fund to Nuveen Mid Cap Value 1 Fund.
•	Fund merger: The Fund has been approved for merger into Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Mid Cap Value Fund to Nuveen Mid Cap Value 1 Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015128 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value 1 Fund (Formerly known as Nuveen Mid Cap Value Fund)
Class Name	Class C Shares
Trading Symbol	FACSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Mid Cap Value 1 Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$213	1.89%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.89%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value 1 Fund returned 25.06% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an overweight to Parker-Hannifin Corporation.

»   An overweight to Jefferies Financial Group Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to VeriSign, Inc.

»   Security selection in the real estate sector, including an overweight to Invitation Homes, Inc. And an out‑of‑benchmark position in Apple Hospitality REIT Inc.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Option Care Health Inc. and overweights to Humana Inc. and Jazz Pharmaceuticals Public Limited Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	25.06%	9.59%	8.15%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Value Index	34.03%	9.93%	8.43%

Lipper Mid‑Cap Value Funds Classification Average	28.70%	10.00%	8.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 444,497,977
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 3,405,899
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$444,497,977

Total number of portfolio holdings	71

Portfolio turnover (%)	20%

Total management fees paid for the year	$3,405,899

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Mid Cap Value Fund to Nuveen Mid Cap Value 1 Fund.
•	Fund merger: The Fund has been approved for merger into Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Mid Cap Value Fund to Nuveen Mid Cap Value 1 Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202060 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value 1 Fund (Formerly known as Nuveen Mid Cap Value Fund)
Class Name	Class R6 Shares
Trading Symbol	FMVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value 1 Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$86	0.76%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value 1 Fund returned 26.47% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an overweight to Parker-Hannifin Corporation.

»   An overweight to Jefferies Financial Group Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to VeriSign, Inc.

»   Security selection in the real estate sector, including an overweight to Invitation Homes, Inc. And an out‑of‑benchmark position in Apple Hospitality REIT Inc.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Option Care Health Inc. and overweights to Humana Inc. and Jazz Pharmaceuticals Public Limited Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/20/18)

Class R6 Shares at NAV	26.47%	10.85%	8.59%

Russell 3000® Index	37.86%	14.60%	13.05%

Russell Midcap® Value Index	34.03%	9.93%	8.42%

Lipper Mid‑Cap Value Funds Classification Average	28.70%	10.00%	7.87%

Performance Inception Date	Jun. 20, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 444,497,977
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 3,405,899
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$444,497,977

Total number of portfolio holdings	71

Portfolio turnover (%)	20%

Total management fees paid for the year	$3,405,899

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Mid Cap Value Fund to Nuveen Mid Cap Value 1 Fund.
•	Fund merger: The Fund has been approved for merger into Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Mid Cap Value Fund to Nuveen Mid Cap Value 1 Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015130 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value 1 Fund (Formerly known as Nuveen Mid Cap Value Fund)
Class Name	Class I Shares
Trading Symbol	FSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value 1 Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$101	0.89%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value 1 Fund returned 26.33% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an overweight to Parker-Hannifin Corporation.

»   An overweight to Jefferies Financial Group Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to VeriSign, Inc.

»   Security selection in the real estate sector, including an overweight to Invitation Homes, Inc. And an out‑of‑benchmark position in Apple Hospitality REIT Inc.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Option Care Health Inc. and overweights to Humana Inc. and Jazz Pharmaceuticals Public Limited Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	26.33%	10.70%	9.08%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Value Index	34.03%	9.93%	8.43%

Lipper Mid‑Cap Value Funds Classification Average	28.70%	10.00%	8.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 444,497,977
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 3,405,899
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$444,497,977

Total number of portfolio holdings	71

Portfolio turnover (%)	20%

Total management fees paid for the year	$3,405,899

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Mid Cap Value Fund to Nuveen Mid Cap Value 1 Fund.
•	Fund merger: The Fund has been approved for merger into Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Mid Cap Value Fund to Nuveen Mid Cap Value 1 Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015173 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Fund
Class Name	Class A Shares
Trading Symbol	FSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$138	1.20%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.20%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Fund returned 29.64% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Value Index, which returned 31.77%.

•  Top contributors to relative performance

»   Security selection in the financials sector, led by overweights to Piper Sandler Companies and Heartland Financial USA Inc., and an out‑of‑benchmark position in Stifel Financial Corp.

»   An out‑of‑benchmark position in Q2 Holdings, Inc.

»   Security selection in the consumer staples sector, led by an overweight to Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including an out‑of‑benchmark position in Acadia Healthcare Company, Inc. and an overweight to Option Care Health Inc.

»   Security selection in the real estate sector, including an overweight to Kennedy-Wilson Holdings, Inc

»   Security selection in the consumer discretionary sector, including overweights to Dine Brands Global, Inc. and Dana Incorporated and an out‑of‑benchmark position in Marriott Vacations Worldwide Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	29.64%	7.48%	6.51%

Class A Shares at maximum sales charge (Offering Price)	22.17%	6.22%	5.88%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Value Index	31.77%	8.42%	7.33%

Lipper Small‑Cap Value Funds Classification Average	28.37%	10.80%	7.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 418,622,657
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 3,479,461
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$418,622,657

Total number of portfolio holdings	84

Portfolio turnover (%)	23%

Total management fees paid for the year	$3,479,461

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015175 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Fund
Class Name	Class C Shares
Trading Symbol	FSCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$223	1.95%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	1.95%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Fund returned 28.65% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Value Index, which returned 31.77%.

•  Top contributors to relative performance

»   Security selection in the financials sector, led by overweights to Piper Sandler Companies and Heartland Financial USA Inc., and an out‑of‑benchmark position in Stifel Financial Corp.

»   An out‑of‑benchmark position in Q2 Holdings, Inc.

»   Security selection in the consumer staples sector, led by an overweight to Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including an out‑of‑benchmark position in Acadia Healthcare Company, Inc. and an overweight to Option Care Health Inc.

»   Security selection in the real estate sector, including an overweight to Kennedy-Wilson Holdings, Inc.

»   Security selection in the consumer discretionary sector, including overweights to Dine Brands Global, Inc. and Dana Incorporated and an out‑of‑benchmark position in Marriott Vacations Worldwide Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	28.65%	6.66%	5.87%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Value Index	31.77%	8.42%	7.33%

Lipper Small‑Cap Value Funds Classification Average	28.37%	10.80%	7.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 418,622,657
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 3,479,461
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$418,622,657

Total number of portfolio holdings	84

Portfolio turnover (%)	23%

Total management fees paid for the year	$3,479,461

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectusesor upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectusesor upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171405 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	FSCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$91	0.79%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.79%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Fund returned 30.14% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Value Index, which returned 31.77%.

•  Top contributors to relative performance

»   Security selection in the financials sector, led by overweights to Piper Sandler Companies and Heartland Financial USA Inc., and an out‑of‑benchmark position in Stifel Financial Corp.

»   An out‑of‑benchmark position in Q2 Holdings, Inc.

»   Security selection in the consumer staples sector, led by an overweight to Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including an out‑of‑benchmark position in Acadia Healthcare Company, Inc. and an overweight to Option Care Health Inc.

»   Security selection in the real estate sector, including an overweight to Kennedy-Wilson Holdings, Inc.

»   Security selection in the consumer discretionary sector, including overweights to Dine Brands Global, Inc. and Dana Incorporated and an out‑of‑benchmark position in Marriott Vacations Worldwide Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	30.14%	7.92%	6.81%

Russell 3000® Index	37.86%	14.60%	14.22%

Russell 2000® Value Index	31.77%	8.42%	8.80%

Lipper Small‑Cap Value Funds Classification Average	28.37%	10.80%	9.42%

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 418,622,657
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 3,479,461
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$418,622,657

Total number of portfolio holdings	84

Portfolio turnover (%)	23%

Total management fees paid for the year	$3,479,461

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015177 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Fund
Class Name	Class I Shares
Trading Symbol	FSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$109	0.95%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Fund returned 29.97% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Value Index, which returned 31.77%.

•  Top contributors to relative performance

»   Security selection in the financials sector, led by overweights to Piper Sandler Companies and Heartland Financial USA Inc., and an out‑of‑benchmark position in Stifel Financial Corp.

»   An out‑of‑benchmark position in Q2 Holdings, Inc.

»   Security selection in the consumer staples sector, led by an overweight to Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including an out‑of‑benchmark position in Acadia Healthcare Company, Inc. and an overweight to Option Care Health Inc.

»   Security selection in the real estate sector, including an overweight to Kennedy-Wilson Holdings, Inc.

»   Security selection in the consumer discretionary sector, including overweights to Dine Brands Global, Inc. and Dana Incorporated and an out‑of‑benchmark position in Marriott Vacations Worldwide Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	29.97%	7.75%	6.77%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Value Index	31.77%	8.42%	7.33%

Lipper Small‑Cap Value Funds Classification Average	28.37%	10.80%	7.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 418,622,657
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 3,479,461
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$418,622,657

Total number of portfolio holdings	84

Portfolio turnover (%)	23%

Total management fees paid for the year	$3,479,461

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015101 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Select Fund
Class Name	Class A Shares
Trading Symbol	FLRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$123	1.03%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.03%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Select Fund returned 39.42% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Westinghouse Air Brake Technologies Corporation and Parker-Hannifin Corporation.

»   Security selection in the information technology sector, led by an overweight to Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the consumer discretionary sector, led by overweights to Royal Caribbean Group and Expedia Group, Inc.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Humana Inc. and Elevance Health, Inc.

»   Security selection in the energy sector, including overweights to Valero Energy Corporation and ConocoPhillips.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	39.42%	14.22%	12.11%

Class A Shares at maximum sales charge (Offering Price)	31.42%	12.88%	11.45%

S&P 500® Index	38.02%	15.27%	13.00%

Lipper Large‑Cap Core Funds Classification Average	35.60%	14.12%	11.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 47,179,391
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 301,629
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$47,179,391

Total number of portfolio holdings	59

Portfolio turnover (%)	76%

Total management fees paid for the year	$301,629

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015103 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Select Fund
Class Name	Class C Shares
Trading Symbol	FLYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$212	1.78%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.78%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Select Fund returned 38.38% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Westinghouse Air Brake Technologies Corporation and Parker-Hannifin Corporation.

»   Security selection in the information technology sector, led by an overweight to Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the consumer discretionary sector, led by overweights to Royal Caribbean Group and Expedia Group, Inc.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Humana Inc. and Elevance Health, Inc.

»   Security selection in the energy sector, including overweights to Valero Energy Corporation and ConocoPhillips.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	38.38%	13.37%	11.44%

S&P 500® Index	38.02%	15.27%	13.00%

Lipper Large‑Cap Core Funds Classification Average	35.60%	14.12%	11.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 47,179,391
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 301,629
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$47,179,391

Total number of portfolio holdings	59

Portfolio turnover (%)	76%

Total management fees paid for the year	$301,629

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000015105 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Select Fund
Class Name	Class I Shares
Trading Symbol	FLRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$94	0.78%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.78%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Select Fund returned 39.76% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Westinghouse Air Brake Technologies Corporation and Parker-Hannifin Corporation.

»   Security selection in the information technology sector, led by an overweight to Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the consumer discretionary sector, led by overweights to Royal Caribbean Group and Expedia Group, Inc.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Humana Inc. and Elevance Health, Inc.

»   Security selection in the energy sector, including overweights to Valero Energy Corporation and ConocoPhillips.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	39.76%	14.50%	12.39%

S&P 500® Index	38.02%	15.27%	13.00%

Lipper Large‑Cap Core Funds Classification Average	35.60%	14.12%	11.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 47,179,391
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 301,629
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$47,179,391

Total number of portfolio holdings	59

Portfolio turnover (%)	76%

Total management fees paid for the year	$301,629

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015158 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Growth Opportunities Fund
Class Name	Class A Shares
Trading Symbol	FRMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$143	1.21%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.21%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Growth Opportunities Fund returned 35.95% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Growth Index, which returned 36.49%.

•  Top contributors to relative performance

»   Security selection in the financials sector, led by out‑of‑benchmark positions in Evercore Inc. and Shift4 Payments, Inc.

»   Security selection in the consumer staples sector, led by an overweight to e.l.f. Beauty, Inc.

»   Security selection in the information technology sector, led by overweights to Q2 Holdings, Inc., Commvault Systems, Inc. and Onto Innovation, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Arhaus, Inc.

»   An overweight to Array Technologies Inc.

»   Security selection in the health care sector, including overweights to AtriCure, Inc. and SI‑BONE, Inc. and no exposure to Viking Therapeutics, Inc. earlier in the year when the shares rose sharply.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	35.95%	11.62%	9.73%

Class A Shares at maximum sales charge (Offering Price)	28.12%	10.31%	9.08%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Growth Index	36.49%	7.92%	8.15%

Lipper Small‑Cap Growth Funds Classification Average	34.18%	8.99%	9.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 238,947,002
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,785,554
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$238,947,002

Total number of portfolio holdings	83

Portfolio turnover (%)	67%

Total management fees paid for the year	$1,785,554

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171404 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Growth Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	FMPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$97	0.82%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.82%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Growth Opportunities Fund returned 36.41% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund performed in line with the Russell 2000 Growth Index, which returned 36.49%.

•  Top contributors to relative performance

»   Security selection in the financials sector, led by out‑of‑benchmark positions in Evercore Inc. and Shift4 Payments, Inc.

»   Security selection in the consumer staples sector, led by an overweight to e.l.f. Beauty, Inc.

»   Security selection in the information technology sector, led by overweights to Q2 Holdings, Inc., Commvault Systems, Inc. and Onto Innovation, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Arhaus, Inc.

»   An overweight to Array Technologies Inc.

»   Security selection in the health care sector, including overweights to AtriCure, Inc. and SI‑BONE, Inc. and no exposure to Viking Therapeutics, Inc. earlier in the year when the shares rose sharply.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (6/30/16)

Class R6 Shares at NAV	36.41%	12.08%	12.69%

Russell 3000® Index	37.86%	14.60%	14.22%

Russell 2000® Growth Index	36.49%	7.92%	9.78%

Lipper Small‑Cap Growth Funds Classification Average	34.18%	8.99%	11.06%

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 238,947,002
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,785,554
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$238,947,002

Total number of portfolio holdings	83

Portfolio turnover (%)	67%

Total management fees paid for the year	$1,785,554

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015162 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Growth Opportunities Fund
Class Name	Class I Shares
Trading Symbol	FIMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$113	0.96%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.96%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Growth Opportunities Fund returned 36.29% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund performed in line with the Russell 2000 Growth Index, which returned 36.49%.

•  Top contributors to relative performance

»   Security selection in the financials sector, led by out‑of‑benchmark positions in Evercore Inc. and Shift4 Payments, Inc.

»   Security selection in the consumer staples sector, led by an overweight to e.l.f. Beauty, Inc.

»   Security selection in the information technology sector, led by overweights to Q2 Holdings, Inc., Commvault Systems, Inc. and Onto Innovation, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Arhaus, Inc.

»   An overweight to Array Technologies Inc.

Security selection in the health care sector, including overweights to AtriCure, Inc. and SI‑BONE, Inc. and no exposure to Viking Therapeutics, Inc. earlier in the year when the shares rose sharply.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	36.29%	11.89%	10.00%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Growth Index	36.49%	7.92%	8.15%

Lipper Small‑Cap Growth Funds Classification Average	34.18%	8.99%	9.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 238,947,002
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,785,554
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$238,947,002

Total number of portfolio holdings	83

Portfolio turnover (%)	67%

Total management fees paid for the year	$1,785,554

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectusesor upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectusesor upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

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